Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Note 7. Related Party Transactions

During the year ended December 31, 2018, the Company paid corporate and administrative service charges of $nil (2017: $nil; 2016: $3,581) to a law firm of which a director of the Company is the owner.

As of December 31, 2018, the Company had an amount of $nil (December 31, 2017: $1,450; December 31, 2016: $nil) owing to a law firm of which a director of the Company is the owner.